                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                         SUPPLEMENT DATED MAY 1, 2010
                                      TO
                         PROSPECTUS DATED MAY 1, 2002
                                  (CLASS VA)

This Supplement revises information contained in the prospectus dated May 1, 2002 (as supplemented) for the First MetLife Investors Class VA Variable Annuity contract issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.

The corresponding sections of the prospectus are modified as follows:

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE FEE TABLE

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

                  Mortality and Expense Risk Premium*... 1.25%
                  Administrative Expense Charge.........  .15%
                                                         -----
                  TOTAL SEPARATE ACCOUNT ANNUAL EXPENSE. 1.40%

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.

                                                                                  Minimum Maximum
                                                                                  ------- -------
Total Annual Investment Portfolio Operating Expenses
  (expenses that are deducted from investment portfolio assets, including
  management fees, distribution and/or service (12b-1) fees, and other expenses).  0.53%   1.42%

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of average daily net assets of an investment portfolio)

                                 Distribution           Acquired    Total    Contractual   Net Total
                                    and/or              Fund Fees  Annual     Fee Waiver     Annual
                     Management Service(12b-1)  Other      and    Operating and/or Expense Operating
                        Fee          Fees      Expenses Expenses* Expenses  Reimbursement  Expenses**
------------------------------------------------------------------------------------------------------
MET INVESTORS
SERIES TRUST
American Funds Bond
 Portfolio -- Class
 C                        --         0.55%       0.14%    0.39%     1.08%        0.04%        1.04%/1/
American Funds
 Growth Portfolio
 -- Class C               --         0.55%       0.10%    0.35%     1.00%          --         1.00%
American Funds
 International
 Portfolio -- Class
 C                        --         0.55%       0.13%    0.54%     1.22%        0.03%        1.19%/1/
BlackRock High
 Yield Portfolio --
 Class B                0.60%        0.25%       0.07%      --      0.92%          --         0.92%
Clarion Global Real
 Estate Portfolio
 -- Class B             0.64%        0.25%       0.09%      --      0.98%          --         0.98%
Harris Oakmark
 International
 Portfolio -- Class
 B                      0.79%        0.25%       0.05%      --      1.09%          --         1.09%
Invesco Small Cap
 Growth Portfolio
 -- Class B             0.86%        0.25%       0.04%      --      1.15%          --         1.15%
Lazard Mid Cap
 Portfolio -- Class
 B                      0.70%        0.25%       0.04%      --      0.99%          --         0.99%
Legg Mason
 ClearBridge
 Aggressive Growth
 Portfolio -- Class
 B                      0.64%        0.25%       0.03%      --      0.92%          --         0.92%

                                 Distribution           Acquired    Total    Contractual   Net Total
                                    and/or              Fund Fees  Annual     Fee Waiver     Annual
                     Management Service(12b-1)  Other      and    Operating and/or Expense Operating
                        Fee          Fees      Expenses Expenses* Expenses  Reimbursement  Expenses**
------------------------------------------------------------------------------------------------------
Legg Mason Value
 Equity Portfolio
 -- Class B             0.64%        0.25%       0.07%      --      0.96%          --         0.96%
Loomis Sayles
 Global Markets
 Portfolio -- Class
 B                      0.69%        0.25%       0.07%      --      1.01%          --         1.01%
Lord Abbett Bond
 Debenture
 Portfolio -- Class
 B                      0.51%        0.25%       0.04%      --      0.80%          --         0.80%
Lord Abbett Growth
 and
 Income Portfolio
 -- Class B             0.53%        0.25%       0.03%      --      0.81%          --         0.81%
Lord Abbett Mid Cap
 Value Portfolio --
 Class B                0.68%        0.25%       0.08%      --      1.01%          --         1.01%
Met/Franklin Mutual
 Shares Portfolio
 -- Class B             0.80%        0.25%       0.10%      --      1.15%          --         1.15%
MFS(R) Emerging
 Markets
 Equity Portfolio
 -- Class B             0.99%        0.25%       0.18%      --      1.42%          --         1.42%
MFS(R) Research
 International
 Portfolio -- Class
 B                      0.71%        0.25%       0.10%      --      1.06%          --         1.06%
PIMCO Inflation
 Protected
 Bond Portfolio
 --Class B              0.48%        0.25%       0.05%      --      0.78%          --         0.78%
PIMCO Total Return
 Portfolio -- Class
 B                      0.48%        0.25%       0.04%      --      0.77%          --         0.77%
Pioneer Fund
 Portfolio -- Class
 B                      0.66%        0.25%       0.08%      --      0.99%          --         0.99%
Rainier Large Cap
 Equity Portfolio
 -- Class B             0.67%        0.25%       0.03%      --      0.95%          --         0.95%
RCM Technology
 Portfolio -- Class
 B                      0.88%        0.25%       0.08%      --      1.21%          --         1.21%
T. Rowe Price Mid
 Cap
 Growth Portfolio
 --Class B              0.75%        0.25%       0.04%      --      1.04%          --         1.04%
Third Avenue Small
 Cap
 Value Portfolio --
 Class B                0.74%        0.25%       0.04%      --      1.03%          --         1.03%
Turner Mid Cap
 Growth Portfolio
 -- Class B             0.79%        0.25%       0.05%      --      1.09%          --         1.09%
Van Kampen Comstock
 Portfolio -- Class
 B                      0.61%        0.25%       0.03%      --      0.89%          --         0.89%
METROPOLITAN SERIES
FUND, INC.
Barclays Capital
 Aggregate Bond
 Index Portfolio --
 Class G                0.25%        0.30%       0.05%      --      0.60%        0.01%        0.59%/2/
BlackRock Money
 Market Portfolio--
 Class B                0.32%        0.25%       0.02%      --      0.59%        0.01%        0.58%/3/
Davis Venture Value
 Portfolio -- Class
 E                      0.71%        0.15%       0.03%      --      0.89%        0.05%        0.84%/4/
Jennison Growth
 Portfolio -- Class
 B                      0.62%        0.25%       0.04%      --      0.91%        0.04%        0.87%/5/
Met/Artisan Mid Cap
 Value Portfolio --
 Class B                0.82%        0.25%       0.05%      --      1.12%          --         1.12%/6/
Met/Dimensional
 International
 Small Company
 Portfolio -- Class
 B                      0.81%        0.25%       0.19%      --      1.25%          --         1.25%
MetLife Mid Cap
 Stock Index
 Portfolio -- Class
 G                      0.25%        0.30%       0.10%    0.01%     0.66%        0.01%        0.65%/2/
MetLife Stock Index
 Portfolio -- Class
 B                      0.25%        0.25%       0.03%      --      0.53%        0.01%        0.52%/2/
Morgan Stanley
 EAFE(R) Index
 Portfolio -- Class
 G                      0.30%        0.30%       0.14%    0.01%     0.75%        0.01%        0.74%/7/
Russell 2000(R)
 Index Portfolio --
 Class G                0.25%        0.30%       0.10%      --      0.65%        0.01%        0.64%/2/
Western Asset
 Management U.S.
 Government
 Portfolio -- Class
 B                      0.48%        0.25%       0.04%      --      0.77%        0.01%        0.76%/8/
MET INVESTORS
SERIES TRUST
American Funds
 Balanced
 Allocation
 Portfolio -- Class
 C                      0.08%        0.55%       0.02%    0.39%     1.04%          --         1.04%/9/

                                                      Distribution           Acquired    Total    Contractual   Net Total
                                                         and/or              Fund Fees  Annual     Fee Waiver     Annual
                                          Management Service(12b-1)  Other      and    Operating and/or Expense Operating
                                             Fee          Fees      Expenses Expenses* Expenses  Reimbursement  Expenses**
----------------------------------------------------------------------------------------------------------------------------
American Funds Growth Allocation
 Portfolio -- Class C                        0.08%        0.55%       0.02%    0.38%     1.03%          --         1.03%/9/
American Funds Moderate Allocation
 Portfolio -- Class C                        0.09%        0.55%       0.03%    0.39%     1.06%        0.02%        1.04%/10/
Met/Franklin Templeton Founding
 Strategy Portfolio -- Class B               0.05%        0.25%       0.03%    0.84%     1.17%        0.03%        1.14%/11/
MetLife Aggressive Strategy Portfolio --
 Class B                                     0.10%        0.25%       0.02%    0.73%     1.10%        0.02%        1.08%/12/
MetLife Balanced Strategy Portfolio --
 Class B                                     0.06%        0.25%         --     0.66%     0.97%          --         0.97%/13/
MetLife Defensive Strategy Portfolio --
 Class B                                     0.07%        0.25%       0.03%    0.56%     0.91%          --         0.91%/13/
MetLife Growth Strategy Portfolio --
 Class B                                     0.06%        0.25%         --     0.73%     1.04%          --         1.04%/13/
MetLife Moderate Strategy Portfolio --
 Class B                                     0.07%        0.25%         --     0.65%     0.97%          --         0.97%/13/
SSgA Growth and Income ETF Portfolio --
 Class B                                     0.33%        0.25%       0.07%    0.21%     0.86%        0.03%        0.83%/14/
SSgA Growth ETF Portfolio -- Class B         0.33%        0.25%       0.10%    0.22%     0.90%        0.03%        0.87%/15/

--------

* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.
** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

/1/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 to April 30, 2011, to limit its fee and to reimburse expenses to the extent necessary to limit total annual operating expenses (excluding acquired fund fees and expenses and 12b-1 fees) to 0.10%.
/2/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to 0.243%.
/3/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. Other Expenses do not reflect fees of 0.03% paid in connection with the U.S. Treasury Temporary Guarantee Program for Money Market Funds. In light of current market and economic conditions, MetLife Advisers, LLC and/or its affiliates may voluntarily waive certain fees or expenses in an attempt to increase the Portfolio's yield. Any such waiver may be discontinued at any time without notice. If the waiver were reflected in the table, 12b-1 fees would have been 0.17% and net annual operating expenses would have been 0.50%.
/4/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.75% for the first $50 million of the Portfolio's average daily net assets and 0.70% for the next $450 million and 0.65% for the next $4 billion and 0.625% for amounts over $4.5 billion.
/5/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.70% for the first $200 million of the Portfolio's average daily net assets and 0.65% for the next $100 million and 0.60% for the next $200 million and 0.55% for the next $1.3 billion and 0.52% for the next $200 million and 0.47% for amounts over $2 billion.
/6/ Pursuant to an amended advisory agreement, management fees have been restated to reflect current fees as if they were in effect during the entire fiscal year ended December 31, 2009.
/7/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to 0.293%.
/8/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.50% for amounts over $200 million but less than $500 million.
/9/ The Portfolio is a "fund of funds" that invests substantially all of its assets in portfolios of the American Funds Insurance Series. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. Pursuant to an amended advisory agreement, management fees have been restated to reflect current fees as if they were in effect during the entire fiscal year ended December 31, 2009.
/10/ The Portfolio is a "fund of funds" that invests substantially all of its assets in portfolios of the American Funds Insurance Series. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. Pursuant to an amended advisory agreement, management fees have been restated to reflect current fees as if they were in effect during the entire fiscal year ended December 31, 2009. MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 to April 30, 2011, to limit its fee and to reimburse expenses to the extent necessary to limit total annual operating expenses (excluding acquired fund fees and expenses and 12b-1 fees) to 0.10%.
/11/ The Portfolio is a "fund of funds" that invests equally in three other portfolios of the Met Investors Series Trust: the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio and the Met/Templeton Growth Portfolio. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 to April 30, 2011, to limit its fee and to reimburse expenses to the extent necessary to limit total annual operating expenses (excluding acquired fund fees and expenses and 12b-1 fees) to 0.05%.

/12/ The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 to April 30, 2011, to limit its fee and to reimburse expenses to the extent necessary to limit total annual operating expenses (excluding acquired fund fees and expenses and 12b-1 fees) to 0.10%.
/13/ The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.
/14/ The Portfolio primarily invests its assets in other investment companies known as exchange-traded funds ("underlying ETFs"). As an investor in an underlying ETF or other investment company, the Portfolio will bear its pro rata portion of the operating expenses of the underlying ETF or other investment company, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 to April 30, 2011, to limit its fee and to reimburse expenses to the extent necessary to limit total annual operating expenses (excluding acquired fund fees and expenses and 12b-1 fees) to 0.37%.
/15/ The Portfolio primarily invests its assets in other investment companies known as exchange-traded funds ("underlying ETFs"). As an investor in an underlying ETF or other investment company, the Portfolio will bear its pro rata portion of the operating expenses of the underlying ETF or other investment company, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 to April 30, 2011, to limit its fee and to reimburse expenses to the extent necessary to limit total annual operating expenses (excluding acquired fund fees and expenses and 12b-1 fees) to 0.40%.
INVESTMENT OPTIONS

The contract offers the investments portfolios which are listed below. Appendix B contains a summary of subadvisers and investment objectives for each portfolio. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: FIRST METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA, 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.

MET INVESTORS SERIES TRUST (CLASS B (OR CLASS C AS NOTED))

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of First MetLife Investors, is the investment manager of Met Investors Series Trust. MetLife Advisers, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class B (or Class C as noted) portfolios are available under the contract:

 American Funds Balanced Allocation Portfolio (Class C)
 American Funds Bond Portfolio (Class C)
 American Funds Growth Allocation Portfolio (Class C)
 American Funds Growth Portfolio (Class C)
 American Funds International Portfolio (Class C)
 American Funds Moderate Allocation Portfolio (Class C)
 BlackRock High Yield Portfolio
 Clarion Global Real Estate Portfolio
 Harris Oakmark International Portfolio
 Invesco Small Cap Growth Portfolio (formerly Met/AIM Small Cap Growth
   Portfolio)
 Lazard Mid Cap Portfolio
 Legg Mason ClearBridge Aggressive Growth Portfolio (formerly Legg Mason
   Partners Aggressive Growth Portfolio)
 Legg Mason Value Equity Portfolio
 Loomis Sayles Global Markets Portfolio
 Lord Abbett Bond Debenture Portfolio
 Lord Abbett Growth and Income Portfolio
 Lord Abbett Mid Cap Value Portfolio
 Met/Franklin Mutual Shares Portfolio
 Met/Franklin Templeton Founding Strategy Portfolio
 MFS(R) Emerging Markets Equity Portfolio
 MFS(R) Research International Portfolio
 PIMCO Inflation Protected Bond Portfolio
 PIMCO Total Return Portfolio
 Pioneer Fund Portfolio
 Rainier Large Cap Equity Portfolio
 RCM Technology Portfolio
 SSgA Growth and Income ETF Portfolio
 SSgA Growth ETF Portfolio
 T. Rowe Price Mid Cap Growth Portfolio
 Third Avenue Small Cap Value Portfolio
 Turner Mid Cap Growth Portfolio
 Van Kampen Comstock Portfolio
 MetLife Aggressive Strategy Portfolio

 MetLife Balanced Strategy Portfolio
 MetLife Defensive Strategy Portfolio
 MetLife Growth Strategy Portfolio
 MetLife Moderate Strategy Portfolio

METROPOLITAN SERIES FUND, INC.
(CLASS B (OR CLASS E OR CLASS G AS NOTED))

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC is the investment adviser to the portfolios. MetLife Advisers, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class B (or Class E or Class G as noted) portfolios are available under the contract:

 Barclays Capital Aggregate Bond Index Portfolio (Class G)
 BlackRock Money Market Portfolio
 Davis Venture Value Portfolio (Class E)
 Jennison Growth Portfolio
 Met/Artisan Mid Cap Value Portfolio
 Met/Dimensional International Small Company Portfolio
 MetLife Mid Cap Stock Index Portfolio (Class G)
 MetLife Stock Index Portfolio
 Morgan Stanley EAFE(R) Index Portfolio (Class G)
 Russell 2000(R) Index Portfolio (Class G)
 Western Asset Management U.S. Government Portfolio

TAXES

MINIMUM REQUIRED DISTRIBUTIONS

You (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. If your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five-year rule is applied without regard to calendar year 2009. For instance, for a Contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD waiver does not apply if you are receiving annuitized payments under your Contract. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

OTHER INFORMATION

FIRST METLIFE INVESTORS

DISTRIBUTOR

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

MET INVESTORS SERIES TRUST (CLASS B (OR CLASS C AS NOTED))

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Series Trust is advised by MetLife Advisers, LLC, which is an affiliate of First MetLife Investors. MetLife Advisers, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class B (or Class C as noted) portfolios are available under the contract:

AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO (CLASS C)

INVESTMENT OBJECTIVE: Seeks a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.

AMERICAN FUNDS BOND PORTFOLIO (CLASS C)

SUBADVISER: Capital Research and Management Company

INVESTMENT OBJECTIVE: Seeks to maximize current income and preserve capital.

AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO (CLASS C)

INVESTMENT OBJECTIVE: Seeks growth of capital.

AMERICAN FUNDS GROWTH PORTFOLIO (CLASS C)

SUBADVISER: Capital Research and Management Company

INVESTMENT OBJECTIVE: Seeks to achieve growth of capital.

AMERICAN FUNDS INTERNATIONAL PORTFOLIO (CLASS C)

SUBADVISER: Capital Research and Management Company

INVESTMENT OBJECTIVE: Seeks to achieve growth of capital.

AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO (CLASS C)

INVESTMENT OBJECTIVE: Seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.

BLACKROCK HIGH YIELD PORTFOLIO

SUBADVISER: BlackRock Financial Management, Inc.

INVESTMENT OBJECTIVE: Seeks to maximize total return, consistent with income generation and prudent investment management.

CLARION GLOBAL REAL ESTATE PORTFOLIO

SUBADVISER: ING Clarion Real Estate Securities LLC

INVESTMENT OBJECTIVE: Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.

HARRIS OAKMARK INTERNATIONAL PORTFOLIO

SUBADVISER: Harris Associates L.P.

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation.

INVESCO SMALL CAP GROWTH PORTFOLIO

SUBADVISER: Invesco Advisers, Inc.

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

LAZARD MID CAP PORTFOLIO

SUBADVISER: Lazard Asset Management LLC

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO

SUBADVISER: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: Seeks capital appreciation.

LEGG MASON VALUE EQUITY PORTFOLIO

SUBADVISER: Legg Mason Capital Management, Inc.

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

SUBADVISER: Loomis, Sayles & Company, L.P.

INVESTMENT OBJECTIVE: Seeks high total investment return through a combination of capital appreciation and income.

LORD ABBETT BOND DEBENTURE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: Seeks high current income and the opportunity for capital appreciation to produce a high total return.

LORD ABBETT GROWTH AND INCOME PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: Seeks long-term growth of capital and income without excessive fluctuation in market value.

LORD ABBETT MID CAP VALUE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

MET/FRANKLIN MUTUAL SHARES PORTFOLIO

SUBADVISER: Franklin Mutual Advisers, LLC

INVESTMENT OBJECTIVE: Seeks capital appreciation, which may occasionally be short-term. The Portfolio's secondary investment objective is income.

MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: Primarily seeks capital appreciation and secondarily seeks income.

MFS(R) EMERGING MARKETS EQUITY PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: Seeks capital appreciation.

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: Seeks capital appreciation.

PIMCO INFLATION PROTECTED BOND PORTFOLIO

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: Seeks maximum real return, consistent with preservation of capital and prudent investment management.

PIMCO TOTAL RETURN PORTFOLIO

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: Seeks maximum total return, consistent with the preservation of capital and prudent investment management.

PIONEER FUND PORTFOLIO

SUBADVISER: Pioneer Investment Management, Inc.

INVESTMENT OBJECTIVE: Seeks reasonable income and capital growth.

RAINIER LARGE CAP EQUITY PORTFOLIO

SUBADVISER: Rainier Investment Management, Inc.

INVESTMENT OBJECTIVE: Seeks to maximize long-term capital appreciation.

RCM TECHNOLOGY PORTFOLIO

SUBADVISER: RCM Capital Management LLC

INVESTMENT OBJECTIVE: Seeks capital appreciation; no consideration is given to income.

SSGA GROWTH AND INCOME ETF PORTFOLIO

SUBADVISER: SSgA Funds Management, Inc.

INVESTMENT OBJECTIVE: Seeks growth of capital and income.

SSGA GROWTH ETF PORTFOLIO

SUBADVISER: SSgA Funds Management, Inc.

INVESTMENT OBJECTIVE: Seeks growth of capital.

T. ROWE PRICE MID CAP GROWTH PORTFOLIO

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

THIRD AVENUE SMALL CAP VALUE PORTFOLIO

SUBADVISER: Third Avenue Management LLC

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation.

TURNER MID CAP GROWTH PORTFOLIO

SUBADVISER: Turner Investment Partners, Inc.

INVESTMENT OBJECTIVE: Seeks capital appreciation.

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VAN KAMPEN COMSTOCK PORTFOLIO

SUBADVISER: Morgan Stanley Investment Management Inc. (On or about May 28, 2010, Invesco Advisers, Inc. is expected to become the subadviser to the Portfolio.)

INVESTMENT OBJECTIVE: Seeks capital growth and income.

METLIFE AGGRESSIVE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: Seeks growth of capital.

METLIFE BALANCED STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: Seeks a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.

METLIFE DEFENSIVE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: Seeks a high level of current income with growth of capital, a secondary objective.

METLIFE GROWTH STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: Seeks growth of capital.

METLIFE MODERATE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.

METROPOLITAN SERIES FUND, INC.
(CLASS B (OR CLASS E OR CLASS G AS NOTED))

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC is the investment adviser to the portfolios. MetLife Advisers, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class B (or Class E or Class G as noted) portfolios are available under the contract:

BARCLAYS CAPITAL AGGREGATE BOND INDEX PORTFOLIO (CLASS G)

SUBADVISER: MetLife Investment Advisors Company, LLC

INVESTMENT OBJECTIVE: Seeks to equal the performance of the Barclays Capital U.S. Aggregate Bond Index.

BLACKROCK MONEY MARKET PORTFOLIO

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: Seeks a high level of current income consistent with preservation of capital.

DAVIS VENTURE VALUE PORTFOLIO (CLASS E)

SUBADVISER: Davis Selected Advisers, L.P.

INVESTMENT OBJECTIVE: Seeks growth of capital.

JENNISON GROWTH PORTFOLIO

SUBADVISER: Jennison Associates LLC

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

MET/ARTISAN MID CAP VALUE PORTFOLIO

SUBADVISER: Artisan Partners Limited Partnership

INVESTMENT OBJECTIVE: Seeks long-term capital growth.

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY PORTFOLIO

SUBADVISER: Dimensional Fund Advisors LP

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation.

METLIFE MID CAP STOCK INDEX PORTFOLIO (CLASS G)

SUBADVISER: MetLife Investment Advisors Company, LLC

INVESTMENT OBJECTIVE: Seeks to equal the performance of the Standard & Poor's MidCap 400 Composite Stock Price Index.

METLIFE STOCK INDEX PORTFOLIO

SUBADVISER: MetLife Investment Advisors Company, LLC

INVESTMENT OBJECTIVE: Seeks to equal the performance of the Standard & Poor's 500 Composite Stock Price Index.

MORGAN STANLEY EAFE(R) INDEX PORTFOLIO (CLASS G)

SUBADVISER: MetLife Investment Advisors Company, LLC

INVESTMENT OBJECTIVE: Seeks to equal the performance of the MSCI EAFE(R) Index.

RUSSELL 2000(R) INDEX PORTFOLIO (CLASS G)

SUBADVISER: MetLife Investment Advisors Company, LLC

INVESTMENT OBJECTIVE: Seeks to equal the performance of the Russell 2000(R)
Index.

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO

SUBADVISER: Western Asset Management Company

INVESTMENT OBJECTIVE: Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.

SUPP-510 VAOLDNY
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